Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	MXN ($)		USD ($) [3]	Capital stock [member] MXN ($)	Additional paid-in capital [member] MXN ($)	Retained earnings [member] MXN ($)	Fair value in equity financial instrument [member] MXN ($)	Valuation of the effective portion of derivative financial instrument [member] MXN ($)	Exchange differences on the translation of foreign operations and equity accounted investees [member] MXN ($)	Remeasurements of the net defined benefit liability [member] MXN ($)	Total controlling interest [member] MXN ($)	Non-controlling interest [member] MXN ($)
Beginning Balance at Dec. 31, 2016	$ 286,170			$ 3,348	$ 25,733	$ 168,796		$ 2,663	$ 14,553	$ (3,189)	$ 211,904	$ 74,266
Consolidated net income	37,207	[1]				42,408					42,408	(5,202)
Other comprehensive income (loss), net	10,833	[1]						(47)	3,607	33	3,593	7,240
Total other comprehensive income (loss)	48,039	[1]				42,408		(47)	3,607	33	46,001	2,038
Dividends declared and paid	(12,258)					(8,636)					(8,636)	(3,622)
Issuance (purchase) of share-based compensation plans	(39)				(89)						(89)	50
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA	4,082				1,164			2	47	2	1,215	2,867
Acquisition of non-controlling interest	(322)											(322)
Contribution from non-controlling interest	272											272
Recognition of non-controlling interest upon consolidation of CCFPI	11,072											11,072
Recycling from net defined benefit liability on partial disposal of equity accounted investees						(596)				596
Other movements in equity accounted investees, net of tax	(104)					(104)					(104)
Ending Balance (Accounting standard adoption effects [member]) at Dec. 31, 2017	(379)					(229)					(229)	(150)
Ending Balance (IAS 29 [member]) at Dec. 31, 2017	2,687					1,269					1,269	1,418
Ending Balance (Adjusted balance [member]) at Dec. 31, 2017	339,220			3,348	26,808	202,908		2,618	18,207	(2,558)	251,331	87,889
Ending Balance at Dec. 31, 2017	336,912			3,348	26,808	201,868		2,618	18,207	(2,558)	250,291	86,621
Consolidated net income	33,079					23,990					23,990	9,089
Other comprehensive income (loss), net	(13,293)						$ (491)	(727)	(8,988)	992	(9,214)	(4,079)
Total other comprehensive income (loss)	19,786					23,990	(491)	(727)	(8,988)	992	14,776	5,010
Dividends declared and paid	(12,933)					(9,220)					(9,220)	(3,713)
Issuance (purchase) of share-based compensation plans	73				42						42	31
Contribution from non-controlling interest	412											412
Derecognition upon disposal of controlling interest in Philippines	(11,140)											(11,140)
Other movements in equity accounted investees, net of tax	124					124					124
Ending Balance (Accounting standard adoption effects [member]) at Dec. 31, 2018	(162)					(93)					(93)	(69)
Ending Balance (Adjusted balance [member]) at Dec. 31, 2018	335,380			3,348	26,850	217,709	(491)	1,891	9,219	(1,566)	256,960	78,420
Ending Balance at Dec. 31, 2018	335,542			3,348	26,850	217,802	(491)	1,891	9,219	(1,566)	257,053	78,489
Consolidated net income	28,048	[2]	$ 1,488			20,699		0	0	0	20,699	7,349
Other comprehensive income (loss), net	(12,966)		(688)					(562)	(6,647)	(1,205)	(8,414)	(4,552)
Total other comprehensive income (loss)	15,082		800			20,699		(562)	(6,647)	(1,205)	12,285	2,797
Dividends declared and paid	(13,637)					(9,692)					(9,692)	(3,945)
Issuance (purchase) of share-based compensation plans	21				33	0					33	(12)
Other acquisitions and remeasurements	32											32
Other acquisition of non-controlling interest	(12,205)				(8,721)			32	17	(3)	(8,675)	(3,530)
Other movements in equity accounted investees, net of tax	1,078					1,078					1,078
Ending Balance at Dec. 31, 2019	$ 325,751	[2]	$ 17,272	$ 3,348	$ 18,162	$ 229,794	$ (491)	$ 1,361	$ 2,589	$ (2,774)	$ 251,989	$ 73,762

[1]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1
[2]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.3